UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F-NT Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [  ];          Amendment Number:_____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Merrill Lynch International
Address:       Merrill Lynch Financial Centre
               2 King Edward Street
               London EC1A 1HQ

13F File Number: 028-07178

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Alisdair Coutts-Britton
Title:         Merrill Lynch International
Phone:         011 44 207 996 3565




/s/ Alisdair Coutts-Britton
London, England
May 13, 2004


Report Type (Check only one.):

[ ]      13F HOLDINGS REPORT.
[X]      13F NOTICE.
[ ]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

Form 13F File Number    Name
--------------------    --------------------------
028-3554                 Merrill Lynch & Co., Inc.







                           MERRILL LYNCH INTERNATIONAL

Extract of Resolutions in Writing of the ADMINISTRATIVE COMMITTEE of the Board of Directors of the Company duly constituted on 13 March 2001

_______________________________________________________________________________

1. SEC Filings: Forms 13G and 13F-NT

   It is noted that the US Securities and Exchange Commission requires filing of forms 13G (filed when the Company holds a certain percentage of another company's outstanding shares) and 13F-NT (filed quarterly, and required because the Company is an institutional investment manager which exercises investment discretion over accounts holding section 13(f) securities with a fair market value in excess of $100,000,000 on behalf of the Company).

   In order to facilitate timely filing of these forms, it has been concluded that it is in the best interests of the Company to authorise certain individuals to sign the above-mentioned forms. Accordingly,

   It is resolved

   THAT the following be and each is hereby authorised individually to sign on behalf of the Company US Securities Exchange Commission Forms 13G and 13F-NT:

   Alisdair Coutts-Britton
   Steve Perkins




   This resolution became effective on 2 March and was signed by:

   Simon Brookhouse
   Philip Yates
   Kevan Watts